Contract costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue From Contract With Customer1 [Abstract]
Opening balance	$ 636	$ 618
Incremental costs of obtaining a contract and contract fulfillment costs	567	526
Amortization included in operating costs	(477)	(508)
Impairment charges included in operating costs	(19)	0
Ending balance	$ 707	$ 636
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	12 months
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	84 months